TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Valuation Allowance
Balance	$ 3,449	$ 3,574	$ 3,306
Deductions charged to expenses	(40)	(125)	268
Balance	3,409	$ 3,449	$ 3,574
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	1,746
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 402
Tax rate on recognized foreign earnings dividends	23.00%